Segment Reporting (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment

Puget Energy	Three Months Ended March 31, 2026
(Dollars in Thousands)	Regulated Utility	Other	Total
Revenue	$1,840,518	$7,739	$1,848,257
Depreciation and amortization	210,688	1,675	212,363
Income tax (benefit) expense	37,853	(12,124)	25,729
Non-utility expense and other	5,626	7,127	12,753
Interest expense	90,884	32,383	123,267
Net income	246,438	(23,606)	222,832
Total assets	19,141,327	2,417,384	21,558,711
Construction expenditures	(412,198)	(16)	(412,214)

Puget Energy	Three Months Ended March 31, 2025
(Dollars in Thousands)	Regulated Utility	Other	Total
Revenue	$1,593,020	$8,983	$1,602,003
Depreciation and amortization	208,693	1,683	210,376
Income tax (benefit) expense	27,815	(7,317)	20,498
Non-utility expense and other	8,775	6,552	15,327
Interest expense	84,920	27,742	112,662
Net income	186,014	(18,458)	167,556
Total assets	17,382,024	2,330,456	19,712,480
Construction expenditures	(353,435)	(147)	(353,582)

Puget Energy	Year Ended December 31, 2025
(Dollars in Thousands)	Regulated Utility	Other	Total
Revenue	$5,378,168	$38,165	$5,416,333
Depreciation and amortization	844,583	6,745	851,328
Income tax (benefit) expense	78,206	(24,039)	54,167
Non-utility expense and other	40,522	24,667	65,189
Interest expense	346,155	122,747	468,902
Net income (loss)	458,715	(89,347)	369,368
Total assets	18,985,451	1,921,342	20,906,793
Construction expenditures	1,770,218	1,610	1,771,828

Puget Energy	Year Ended December 31, 2024
(Dollars in Thousands)	Regulated Utility	Other	Total
Revenue	$4,825,231	$30,984	$4,856,215
Depreciation and amortization	781,325	6,661	787,986
Income tax (benefit) expense	52,587	(21,864)	30,723
Non-utility expense and other	21,664	24,392	46,056
Interest expense	321,550	110,644	432,194
Net income (loss)	346,148	(80,893)	265,255
Total assets	17,026,384	1,934,007	18,960,391
Construction expenditures	1,608,947	768	1,609,715

Puget Energy	Year Ended December 31, 2023
(Dollars in Thousands)	Regulated Utility	Other	Total
Revenue	$4,786,618	$29,956	$4,816,574
Depreciation and amortization	744,629	6,706	751,335
Income tax (benefit) expense	(6,603)	(20,831)	(27,434)
Non-utility expense and other	28,658	27,857	56,515
Interest expense	285,148	96,363	381,511
Net income (loss)	131,059	(77,319)	53,740
Total assets	15,771,767	1,960,686	17,732,453
Construction expenditures	1,465,925	640	1,466,565